Schedule of movement of provision for accounts receivable and contract assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Beginning balance	¥ 290,267	¥ 310,394	¥ 496,918
Provision for accounts receivable and contract assets	425,966	317,049	253,948
Current period write-off	(375,417)	(337,176)	(440,472)
Ending balance	¥ 340,816	¥ 290,267	¥ 310,394